TRADE NOTES AND ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Trade Notes And Accounts Receivable
TRADE NOTES AND ACCOUNTS RECEIVABLE

NOTE 4 - TRADE NOTES AND ACCOUNTS RECEIVABLE

Trade notes and accounts receivable are summarized as follows:

	Thousands of Yen
	September 30, 2024	March 31, 2024
Trade notes	¥3,178	¥572
Accounts receivable	127,345	181,450
Less: allowance for credit losses	(233)	(214)
Trade notes and accounts receivable, net	¥130,290	¥181,808

NOTE 4 - TRADE NOTES AND ACCOUNTS RECEIVABLE

Trade notes and accounts receivable are summarized as follows:

	Thousands of Yen
	March 31, 2024	March 31, 2023
Trade notes	¥572	¥5,671
Accounts receivable	181,450	132,265
Less: allowance for credit losses	(214)	-
Trade notes and accounts receivable, net	¥181,808	¥137,936